Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 3,301	$ 4,246	$ 10,553	$ 12,074	$ 16,024	$ 16,885
Cost of sales (exclusive of depreciation and amortization shown separately below)	1,403	1,750	4,220	4,439	6,005	4,281
Gross profit	1,898	2,496	6,333	7,635	10,019	12,604
Operating expenses
General and administrative	4,596	6,622	17,012	22,118	29,041	25,791
Sales and marketing	641	1,106	1,861	3,985	5,340	5,551
Impairment loss						911
Depreciation and amortization	150	175	472	500	669	733
Total operating expenses	5,387	7,903	19,345	26,603	35,050	32,986
Operating loss	(3,489)	(5,407)	(13,012)	(18,968)	(25,031)	(20,382)
Non-operating income (expense)
Interest expense						(14)
Other expense	(53)	(36)	(198)	(152)	(190)	(9)
PPP loan forgiveness				1,265	1,287
Excess warrant fair value			(6,453)
Change in fair value of warrant liability, net of issuance costs of $645	1,600		10,362
Loss on inventory write-down	(151)		(151)
Other income		9	128	99	89	117
Loss before income taxes	(2,093)	(5,434)	(9,324)	(17,756)	(23,845)	(20,288)
Income tax expense
Net loss	(2,093)	(5,434)	(9,324)	(17,756)	(23,845)	(20,288)
Net loss attributable to common stockholders	$ (2,093)	$ (5,434)	$ (9,324)	$ (17,756)	$ (23,845)	$ (20,288)
Net loss per share (basic)	$ (1.75)	$ (6.40)	$ (8.09)	$ (20.90)	$ (25.90)	$ (23.88)
Net loss per share (diluted)	$ (1.75)	$ (6.40)	$ (8.09)	$ (20.90)	$ (25.90)	$ (23.88)
Weighted average number of shares of Common Stock outstanding (basic)	1,197,258	849,446	1,152,607	849,446	920,592	849,446
Weighted average number of shares of Common Stock outstanding (diluted)	1,197,258	849,446	1,152,607	849,446	920,592	849,446
Product [Member]
Revenue
Total revenue	$ 1,466	$ 2,014	$ 4,783	$ 6,357	$ 8,381	$ 6,520
Service [Member]
Revenue
Total revenue	$ 1,835	$ 2,232	$ 5,770	$ 5,717	$ 7,643	$ 10,365